Capital adequacy - Leverage ratio (Details) - SEK (kr) kr in Millions	Jun. 30, 2021	Dec. 31, 2020
Total capital requirement relating to leverage ratio
Leverage ratio requirement	3.00%
Parent Company
Disclosure of credit risk exposure
On-balance sheet exposures	kr 207,250	kr 297,605
Off-balance sheet exposures	4,357	37,162
Total exposure measure	kr 211,607	kr 334,767
Leverage ratio	9.30%	5.80%
Total capital requirement relating to leverage ratio
Capital base requirement of 3 percent	kr 6,348
Total capital requirement relating to leverage ratio	kr 6,348
Capital base requirement of 3 percent	3.00%
Total capital requirement relating to leverage ratio	3.00%